11. NON-INTEREST EXPENSE - Occupancy, equipment and data processing expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Non-Interest Expense - Occupancy Equipment And Data Processing Expenses Details
Occupancy, including depreciation, insurance, rent, utilities, etc.	$ 2,624	$ 2,508	$ 2,278
Equipment, including depreciation, telephone, etc.	2,719	2,632	2,623
Data processing	1,576	1,360	1,219
Occupancy, equipment and date processing expense	$ 6,919	$ 6,500	$ 6,120